Share-based compensation (Details)				3 Months Ended			12 Months Ended
	Sep. 26, 2025 $ / shares shares	Aug. 15, 2025 individual shares	Aug. 23, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 USD ($) options shares	Dec. 31, 2025 shares
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion				35,000		57,692
Exercisable price per share (in Dollars per share) | $ / shares					$ 6.5
Share-based payment arrangements exercisable period				5 years
Share options were exercised (in options) | options						12,500
Total gross proceeds (in Dollars) | $				$ 0		$ 45,887
Surplus amount transfer to share capital (in Dollars) | $						24,704
Description of share-based payment arrangement				the PSUs and RSUs. Each PSU and RSU convert into one Class B Subordinate Voting Share at $Nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of Class B Subordinate Voting Shares reserved for issuance may not exceed 10% of the aggregate number of Class B Subordinate Voting Shares that are outstanding unless the Board has increased such limit by a Board resolution
Performance share unit, outstanding				0
Share based compensation (in Dollars) | $				$ 761,025		1,316,483
Share-based compensation expense (in Dollars) | $				2,374
Restricted Share Unit [Member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		1,600
Number of share granted			32,690
Restricted unit per share (in Dollars per share) | $ / shares			$ 4.21
Restricted share fair value (in Dollars) | $			$ 137,625
Share based compensation (in Dollars) | $						33,963
Restricted share unit issued				32,690
RSUs Converted to Class B Shares				32,690
Share-based compensation expense (in Dollars) | $				$ 8,857
Share based compensation expense vested price per share (in Dollars per share) | $ / shares				$ 22.45
Restricted share units [member]
Share-based compensation (Details) [Line Items]
Share-based payment granted share optiion		800
Restricted unit per share (in Dollars per share) | $ / shares	$ 16.32
Restricted share unit issued	96,000			96,000
RSUs Converted to Class B Shares				44,415
Number of share-based payment granted share option (in individual) | individual		2
First vesting tranche shares		500
Second vesting tranche shares		300
Share-based compensation expense (in Dollars) | $				$ 741,059